Schedule of Investments
Principal Real Asset Fund
December 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .06%
Global X US Infrastructure Development ETF 108,200 $ 4,372
iShares North American Natural Resources ETF 1,425 61
iShares U.S. Infrastructure ETF 141,375 6,544
$ 10,977
Money Market Funds - 1 .16%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.43%
(a)
1,808,767 1,809
TOTAL INVESTMENT COMPANIES $ 12,786
PRIVATE INVESTMENT FUNDS - 74 .58 % Shares Held Value (000's)
Agriculture - 19 .86%
Ceres Farmland Holdings, LP
(b)
N/A $ 11,741
Hancock Timberland and Farmland Fund, LP
(b)
N/A 13,315
UBS AgriVest Farmland Fund
(b)
N/A 5,851
$ 30,907
Energy - Alternate Sources - 23 .90%
ACIP Parallel Fund A, LP
(b)
N/A 4,384
Blackstone Infrastructure Partners F2, LP
(b),(c)
N/A 5,920
Brookfield Super-Core Infrastructure Partners Fund,
LP
(b)
N/A 3,977
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 10,841
IFM Net Zero Infrastructure Fund (USD) B,
SCSp
(b),(c)
N/A 6,367
Macquarie Green Energy and Climate Opportunities
Fund, SCSp
(b)
N/A 5,695
$ 37,184
Forest Products & Paper - 3 .77%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b),(c)
N/A 5,869
Private Equity - 10 .76%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,784
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 9,966
$ 16,750
Real Estate - 12 .40%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 3,207
FDR PELF SCA, SICAV-RAIF
(b)
N/A 5,376
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,057
UBS Trumbull Property Growth & Income Fund
(b)
N/A 5,650
$ 19,290
Transportation - 3 .89%
Global Transport Income Fund Feeder LLC, LP
(b),(c)
N/A 6,057
TOTAL PRIVATE INVESTMENT FUNDS $ 116,057
COMMON STOCKS - 16 .58 % Shares Held Value (000's)
Agriculture - 0 .13%
Archer-Daniels-Midland Co 1,499 $ 76
Bunge Global SA 441 34
Darling Ingredients Inc
(c)
495 17
Wilmar International Ltd 33,200 75
$ 202
Biotechnology - 0 .08%
Corteva Inc 2,164 123
Building Materials - 0 .12%
Louisiana-Pacific Corp 195 20
Svenska Cellulosa AB SCA 7,548 96
West Fraser Timber Co Ltd 739 64
$ 180
Chemicals - 0 .30%
CF Industries Holdings Inc 562 48
FMC Corp 389 19
ICL Group Ltd 9,128 45
Mosaic Co/The 991 24
Nutrien Ltd 6,271 281
Yara International ASA 2,059 54
$ 471
Coal - 0 .03%
Teck Resources Ltd 1,285 52
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 0 .47%
Atlas Arteria Ltd 122,009 $ 358
CCR SA 231,192 381
$ 739
Consumer Products - 0 .03%
Avery Dennison Corp 251 47
Electric - 3 .76%
CenterPoint Energy Inc 14,847 471
CLP Holdings Ltd 23,000 193
CMS Energy Corp 7,109 474
CPFL Energia SA 23,503 120
DTE Energy Co 2,813 340
EDP Renovaveis SA 30,605 318
Elia Group SA/NV 3,314 255
Emera Inc 11,347 424
Entergy Corp 7,139 541
National Grid PLC 48,436 575
NextEra Energy Inc 10,095 724
Northwestern Energy Group Inc 5,331 285
PG&E Corp 29,582 597
Xcel Energy Inc 7,951 537
$ 5,854
Engineering & Construction - 1 .10%
Aeroports de Paris SA 3,551 411
Beijing Capital International Airport Co Ltd
(c)
716,000 257
Cellnex Telecom SA - Rights
(c),(d)
13,428 424
China Tower Corp Ltd
(d)
1,536,000 221
Enav SpA
(d)
31,813 134
Grupo Aeroportuario del Centro Norte SAB de CV 30,400 262
$ 1,709
Food - 0 .02%
Ingredion Inc 203 28
Forest Products & Paper - 0 .27%
International Paper Co 1,081 58
Mondi PLC 5,614 84
Suzano SA ADR 8,851 89
UPM-Kymmene Oyj 6,770 186
$ 417
Gas - 0 .29%
China Resources Gas Group Ltd 41,082 162
ENN Energy Holdings Ltd 40,100 285
$ 447
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 133 9
Iron & Steel - 0 .27%
ArcelorMittal SA 1,261 29
Fortescue Ltd 4,721 53
Nippon Steel Corp 2,700 54
Novolipetsk Steel PJSC 36,800 —
Nucor Corp 666 78
POSCO Holdings Inc 212 36
Reliance Inc 154 42
Severstal PAO
(c)
4,878 —
Steel Dynamics Inc 401 46
Vale SA ADR 10,072 89
$ 427
Lodging - 0 .02%
Travel + Leisure Co 600 30
Mining - 0 .93%
Agnico Eagle Mines Ltd 1,404 110
Anglo American PLC 3,751 111
Antofagasta PLC 962 19
Barrick Gold Corp 4,926 76
BHP Group Ltd 12,293 300
Boliden AB 762 21
China Hongqiao Group Ltd 6,500 10
First Quantum Minerals Ltd
(c)
1,885 24
Franco-Nevada Corp 537 63
Freeport-McMoRan Inc 4,022 153

Schedule of Investments
Principal Real Asset Fund
December 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Glencore PLC
(c)
27,680 $ 122
Gold Fields Ltd ADR 2,491 33
Ivanhoe Mines Ltd
(c)
1,995 24
Newmont Corp 3,214 120
Norsk Hydro ASA 3,697 20
Polyus PJSC
(c)
407 —
Rio Tinto Ltd 1,043 76
South32 Ltd 12,628 27
Southern Copper Corp 242 22
Sumitomo Metal Mining Co Ltd 800 18
Wheaton Precious Metals Corp 1,266 71
Zijin Mining Group Co Ltd 16,000 29
$ 1,449
Oil & Gas - 1 .22%
BP PLC 26,106 129
Canadian Natural Resources Ltd 3,388 105
Cenovus Energy Inc 2,056 31
Chevron Corp 996 144
ConocoPhillips 677 67
Coterra Energy Inc 431 11
Devon Energy Corp 365 12
Diamondback Energy Inc 110 18
Ecopetrol SA ADR 389 3
Eni SpA 3,427 47
EOG Resources Inc 332 41
Equinor ASA 1,237 29
Exxon Mobil Corp 2,598 280
Hess Corp 162 22
Imperial Oil Ltd 266 16
Marathon Petroleum Corp 196 27
Neste Oyj 680 9
Occidental Petroleum Corp 393 19
Petroleo Brasileiro SA ADR 2,940 38
Phillips 66 244 28
Reliance Industries Ltd
(d)
2,739 155
Repsol SA 1,924 23
Shell PLC 9,907 309
Suncor Energy Inc 2,010 72
TotalEnergies SE 3,539 197
Valero Energy Corp 187 23
Woodside Energy Group Ltd 3,001 47
$ 1,902
Oil & Gas Services - 0 .04%
Baker Hughes Co 579 24
Halliburton Co 515 14
Schlumberger NV 828 31
$ 69
Packaging & Containers - 0 .33%
Amcor PLC 4,495 42
DS Smith PLC 17,535 119
Graphic Packaging Holding Co 934 25
Packaging Corp of America 278 63
Sealed Air Corp 454 15
SIG Group AG
(c)
4,375 87
Smurfit WestRock PLC 1,547 83
Stora Enso Oyj 7,804 79
$ 513
Pipelines - 0 .99%
APA Group 74,599 321
DT Midstream Inc 1,856 184
Gibson Energy Inc 21,500 366
Williams Cos Inc/The 12,501 677
$ 1,548
Real Estate - 0 .42%
Fastighets AB Balder
(c)
6,700 47
Mitsui Fudosan Co Ltd 34,500 276
Qualitas Ltd 12,887 22
Sun Hung Kai Properties Ltd 11,400 108
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Vonovia SE 6,436 $ 196
$ 649
REITs - 4 .61%
Agree Realty Corp 2,100 148
American Healthcare REIT Inc 6,999 199
American Homes 4 Rent 6,188 232
American Tower Corp 4,200 770
Americold Realty Trust Inc 3,300 71
AvalonBay Communities Inc 1,200 264
Boardwalk Real Estate Investment Trust 800 36
CapitaLand Integrated Commercial Trust 67,795 96
Centuria Industrial REIT 15,166 26
COPT Defense Properties 2,200 68
Cousins Properties Inc 3,395 104
Crown Castle Inc 4,749 431
Digital Realty Trust Inc 823 146
Equinix Inc 471 444
Equity LifeStyle Properties Inc 1,000 67
Equity Residential 2,000 144
Essex Property Trust Inc 400 114
Extra Space Storage Inc 1,605 240
Gaming and Leisure Properties Inc 1,915 92
Goodman Group 11,995 264
Host Hotels & Resorts Inc 4,800 84
InvenTrust Properties Corp 2,454 74
Japan Hotel REIT Investment Corp 62 28
Kilroy Realty Corp 1,800 73
Klepierre SA 5,870 169
Lineage Inc 982 58
Link REIT 24,624 104
Mapletree Industrial Trust 45,700 74
Merlin Properties Socimi SA 5,916 62
Nippon Accommodations Fund Inc 14 52
Nippon Building Fund Inc 100 78
Nippon Prologis REIT Inc 26 37
Prologis Inc 2,821 298
Prologis Property Mexico SA de CV 9,900 27
Regency Centers Corp 1,400 103
Rexford Industrial Realty Inc 1,492 58
Ryman Hospitality Properties Inc 500 52
Sabra Health Care REIT Inc 4,405 76
Safestore Holdings PLC 6,273 50
Segro PLC 7,557 66
Sekisui House Reit Inc 91 45
Simon Property Group Inc 550 95
Stockland 25,495 76
Sunstone Hotel Investors Inc 6,800 80
Unibail-Rodamco-Westfield 1,200 90
UNITE Group PLC/The 10,912 110
Ventas Inc 4,183 246
VICI Properties Inc 7,775 227
Vornado Realty Trust 2,382 100
Welltower Inc 3,647 460
Weyerhaeuser Co 2,262 64
$ 7,172
Telecommunications - 0 .05%
NEXTDC Ltd
(c)
8,300 77
Transportation - 0 .60%
Canadian National Railway Co 5,500 559
Union Pacific Corp 1,627 371
$ 930
Water - 0 .49%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
13,500 193
Guangdong Investment Ltd 184,513 159
Severn Trent PLC 13,044 409
$ 761
TOTAL COMMON STOCKS $ 25,805

Schedule of Investments
Principal Real Asset Fund
December 31, 2024 (unaudited)
See accompanying notes.

PREFERRED STOCKS - 0 .18 % Shares Held Value (000's)
Electric - 0 .18%
Centrais Eletricas Brasileiras SA 1.82% 44,456 $ 272
TOTAL PREFERRED STOCKS $ 272
Total Investments $ 154,920
Other Assets and Liabilities -  0.44% 685
TOTAL NET ASSETS - 100.00% $ 155,605
(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $934 or 0.60% of net assets.
Portfolio Summary
Sector Percent
Financial 28 .19%
Energy 26 .18%
Consumer, Non-cyclical 20 .59%
Exchange-Traded Funds 7 .06%
Industrial 6 .04%
Utilities 4 .72%
Materials 3 .77%
Basic Materials 1 .77%
Money Market Funds 1 .16%
Communications 0 .05%
Consumer, Cyclical 0 .03%
Other Assets and Liabilities
0 .44%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 12/18/2024 $ 4,789 $ 4,384 N/A 2.82%
Blackstone Infrastructure Partners F2, LP
(b)
09/27/2024 6,000 5,920 90 3.80%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(c)
03/31/2022 5,000 3,207 90 2.06%
Brookfield Super-Core Infrastructure Partners Fund, LP
(d)
07/01/2021 - 06/27/2022 3,532 3,977 N/A 2.56%
BTG Pactual Open Ended Core US Timberland Fund, LP
(e)
07/01/2019 - 12/30/2021 4,697 5,869 90 3.77%
CBRE Caledon Global Infrastructure Fund (International), LP
(f)
07/16/2021 - 06/27/2024 10,958 10,841 N/A 6.97%
Ceres Farmland Holdings, LP
(g)
11/06/2019, 02/05/2021 7,000 11,741 N/A 7.54%
FDR PELF SCA, SICAV-RAIF
(h)
12/01/2022 6,610 5,376 90 3.46%
GDIF US Hedged Feeder Fund, LP
(i)
04/23/2021 - 08/17/2022 6,115 6,784 N/A 4.36%
Global Transport Income Fund Feeder LLC, LP
(j)
08/01/2024 6,000 6,057 45 3.89%
Hancock Timberland and Farmland Fund, LP
(k)
08/12/2020 - 04/20/2023 13,000 13,315 N/A 8.56%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(l)
06/27/2022 8,000 9,966 90 6.40%
IFM Net Zero Infrastructure Fund (USD) B, SCSp
(m)
02/29/2024 6,000 6,367 90 4.09%
Macquarie Green Energy and Climate Opportunities Fund, SCSp
(n)
08/30/2024 5,033 5,695 90 3.66%
PGIM Real Estate US Debt Fund, LP
(o)
04/30/2021, 06/30/2021 5,315 5,057 N/A 3.25%
UBS AgriVest Farmland Fund
(p)
07/01/2020 - 01/03/2023 5,147 5,851 60 3.76%
UBS Trumbull Property Growth & Income Fund
(q)
07/01/2020 - 12/30/2021 6,820 5,650 60 3.63%
Total $ 116,057 74.58%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) This fund is an open-ended investment fund whose objective is to identify, acquire and operate a diversified portfolio of high quality, long-duration, cash-yielding investments that can compound at attractive risk-adjusted rates of return.  The fund seeks to invest in assets across four primary infrastructure sectors: energy infrastructure, transportation, digital infrastructure, and water and waste.  Redemptions are subject to a three-year lock up from the acquisition date.
(c) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(d) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(e) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(f) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(g) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(h) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(i) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(j) This feeder fund represents an indirect ownership of the Global Transport Income Fund which seeks to deliver attractive, risk-adjusted returns with an emphasis on stable income generation through investing in the transport industries.  The Limited Partnership can request a Repurchase three years after the third-quarter date.

Schedule of Investments
Principal Real Asset Fund
December 31, 2024 (unaudited)
See accompanying notes.

(k) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(l) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(m) This feeder fund represents an indirect ownership of the IFM Net Zero Infrastructure Fund SCSp which seeks to achieve long-term capital appreciation as well as current income through equity and equity-related investments in infrastructure assets that IFM believes will seek to accelerate the world’s transition to a net-zero emissions economy.  Redemptions are subject to a two-year holding period of the acquisition date.  Withdrawal requests need to be provided in writing at least 90 days prior to the first day of any calendar quarter.
(n) The fund's primary objective will be to make equity and equity like investments in a diversified portfolio of sustainable infrastructure, real assets, and businesses, primarily those focused on the development and deployment of mature sustainable technologies and, through their operations, contribute towards accelerating the global energy transition.  Redemptions are subject to a five-year holding period from the Commencement Date.
(o) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(p) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(q) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

December 31, 2024 (unaudited)

Security Valuation. Principal Real Asset Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the
Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity . The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

December 31, 2024 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing those instruments.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments.
The Fund's Schedule of Investments as of December 31, 2024 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Common Stocks
Basic Materials $ 1,470 $ 1,294 $ — $ 2,764
Communications — 77 — 77
Consumer, Cyclical 39 — — 39
Consumer, Non-cyclical 706 433 — 1,139
Energy 2,305 1,266 — 3,571
Financial 5,745 2,076 — 7,821
Industrial 1,504 1,828 — 3,332
Utilities 4,706 2,356 — 7,062
Investment Companies* 12,786 — — 12,786
Preferred Stocks* 272 — — 272
Total $ 29,533 $ 9,330 $ — $ 38,863
Investments Using NAV as practical expedient
Private Investment Funds 116,057
Total investments in securities $ — $ — $ — $ 154,920